UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31*

Date of reporting period: April 30, 2015

*	This Form N-Q pertains only to the following series of the Registrant: MFS Emerging Markets Debt Fund. Each remaining series of the Registrant has a fiscal year end other than July 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

April 30, 2015

MFS® EMERGING MARKETS DEBT FUND

PORTFOLIO OF INVESTMENTS

4/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par		Value ($)

Bonds - 90.1%
Angola - 0.1%
Republic of Angola, 7%, 8/16/19		$3,342,000	$3,447,674

Argentina - 0.7%
Republic of Argentina, 7%, 10/03/15		$23,248,000	$22,789,498
Republic of Argentina, 7%, 4/17/17		13,003,000	12,443,871

			$35,233,369
Azerbaijan - 0.8%
State Oil Company of the Azerbaijan Republic, 4.75%, 3/13/23		$22,082,000	$21,415,322
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/30		17,242,000	18,627,912

			$40,043,234
Bahamas - 0.3%
Commonwealth of Bahamas, 5.75%, 1/16/24		$2,870,000	$3,106,775
Commonwealth of Bahamas, 6.95%, 11/20/29		8,553,000	10,071,158
Commonwealth of Bahamas, 6.625%, 5/15/33		844,000	903,080

			$14,081,013
Bahrain - 0.1%
Kingdom of Bahrain, 6%, 9/19/44 (n)		$6,502,000	$6,355,705

Barbados - 0.3%
Columbus International, Inc., 7.375%, 3/30/21 (n)		$14,849,000	$16,166,849

Bermuda - 0.2%
Government of Bermuda, 4.138%, 1/03/23		$5,180,000	$5,271,168
Government of Bermuda, 4.854%, 2/06/24		4,904,000	5,222,760

			$10,493,928
Bolivia - 0.1%
Government of Bolivia, 5.95%, 8/22/23 (n)		$7,328,000	$7,703,560

Brazil - 4.7%
Banco do Brasil S.A., 6.25% to 4/15/24, FRN to 10/29/49 (n)		$10,264,000	$7,597,413
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2/02/22 (n)		20,246,000	20,219,680
Brazil Minas SPE (State of Minas Gerais, CLN), 5.333%, 2/15/28 (n)		9,355,000	9,167,900
Cimpor Financial Operations B.V., 5.75%, 7/17/24 (n)		13,582,000	12,291,710
Cimpor Financial Operations B.V., 5.75%, 7/17/24		3,200,000	2,896,000
Cosan Luxembourg S.A., 5%, 3/14/23 (n)		6,362,000	5,741,705
Federative Republic of Brazil, 4.25%, 1/07/25		11,316,000	11,158,764
Globo Comunicacoes e Participacoes S.A., 4.875%, 4/11/22 (n)		2,227,000	2,321,648
Globo Comunicacoes e Participacoes S.A., 6.25% to 7/20/15, 9.375% to 7/29/49 (n)		3,747,000	3,775,102
Globo Comunicacoes e Participacoes S.A., 6.25%, 7/29/49		16,656,000	16,780,920
Minerva Luxembourg S.A., 7.75%, 1/31/23 (n)		4,476,000	4,464,810
Minerva Luxembourg S.A., 7.75%, 1/31/23		11,870,000	11,840,325
Nota do Tesouro Nacional, 10%, 1/01/25	BRL	56,524,000	16,057,475
Odebrecht Offshore Drilling Finance Ltd., 6.625%, 10/01/22 (n)		$6,647,745	5,683,822
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)		6,485,587	5,595,765
Petrobras Global Finance B.V., 4.375%, 5/20/23		6,000,000	5,335,980
Petrobras Global Finance B.V., 6.25%, 3/17/24		21,998,000	21,857,213
Petrobras Global Finance B.V., 7.25%, 3/17/44		6,006,000	5,899,393
Petrobras International Finance Co., 5.375%, 1/27/21		16,126,000	15,477,735
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		17,752,000	12,825,820

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Brazil - continued
QGOG Constellation S.A., 6.25%, 11/09/19	$5,499,000	$3,973,028
Rearden G Holdings Eins GmbH, 7.875%, 3/30/20	13,370,000	12,902,050
Tupy Overseas S.A., 6.625%, 7/17/24 (n)	8,969,000	9,025,056
Tupy Overseas S.A., 6.625%, 7/17/24	6,387,000	6,426,919
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	5,395,000	4,963,400
Votorantim Cimentos S.A., 7.25%, 4/05/41	10,390,000	10,701,700

		$244,981,333
Canada - 0.3%
First Quantum Minerals Ltd., 7.25%, 10/15/19	$562,000	$539,520
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	10,476,000	10,056,960
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)	5,894,000	5,496,155

		$16,092,635
Chile - 3.6%
AES Gener S.A., 8.375%, to 6/18/2019, FRN to 12/18/73	$3,624,000	$3,986,400
AES Gener S.A., 8.375%, to 6/18/2019, FRN to 12/18/73 (n)	8,244,000	9,068,400
Cencosud S.A., 4.875%, 1/20/23 (n)	3,430,000	3,494,714
Cencosud S.A., 4.875%, 1/20/23	7,571,000	7,713,842
Cencosud S.A., 5.15%, 2/12/25 (n)	9,488,000	9,665,862
E.CL S.A., 5.625%, 1/15/21	9,740,000	10,836,627
E.CL S.A., 4.5%, 1/29/25 (n)	10,672,000	11,110,502
Embotelladora Andina S.A., 5%, 10/01/23 (n)	4,665,000	5,143,508
Empresa de Transporte de Pasajeros Metro S.A., 4.75%, 2/04/24 (n)	5,213,000	5,686,976
Empresa Electrica Angamos S.A., 4.875%, 5/25/29 (n)	11,910,000	12,043,987
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	11,841,000	12,373,040
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/26 (n)	13,677,000	14,337,449
Empresa Nacional del Petroleo, 6.25%, 7/08/19	5,692,000	6,340,945
Empresa Nacional del Petroleo, 5.25%, 8/10/20	5,314,000	5,711,572
Empresa Nacional del Petroleo, 4.375%, 10/30/24 (n)	14,435,000	14,735,739
Empresa Nacional del Petroleo, 4.375%, 10/30/24	1,800,000	1,837,501
GNL Quintero S.A., 4.634%, 7/31/29 (n)	14,129,000	14,750,294
S.A.C.I. Falabella, 4.375%, 1/27/25 (n)	5,905,000	6,175,018
Transelec S.A., 4.625%, 7/26/23 (n)	7,896,000	8,481,417
Transelec S.A., 4.25%, 1/14/25 (n)	7,129,000	7,383,812
VTR Finance B.V., 6.875%, 1/15/24	3,661,000	3,788,037
VTR Finance B.V., 6.875%, 1/15/24 (n)	12,023,000	12,440,198

		$187,105,840
China - 2.7%
CNOOC Finance (2015) U.S.A. LLC, 3.5%, 5/05/25	$15,145,000	$14,961,276
CNPC General Capital Ltd., 3.95%, 4/19/22 (n)	13,147,000	13,677,521
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)	13,148,000	13,223,193
Export-Import Bank of China, 3.625%, 7/31/24 (n)	20,025,000	20,811,602
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23	10,897,000	10,751,122
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/22 (n)	8,203,000	8,537,937
Sinopec Group Overseas Development (2013) Ltd., 4.375%, 10/17/23	8,954,000	9,623,294
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/24 (n)	8,922,000	9,604,185
State Grid Overseas Investment (2013) Ltd., 3.125%, 5/22/23 (n)	5,055,000	5,077,722
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24 (n)	9,792,000	10,570,728
State Grid Overseas Investment (2014) Ltd., 4.85%, 5/07/44 (n)	12,532,000	13,973,343
Tencent Holdings Ltd., 3.8%, 2/11/25 (n)	11,676,000	11,707,817

		$142,519,740

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Colombia - 2.1%
Colombia Telecomunicaciones S.A., 8.5% to 3/30/20, FRN to 12/29/49 (n)		$15,812,000	$16,286,360
Empresa de Energia de Bogota S.A., 6.125%, 11/10/21 (n)		4,796,000	5,179,680
Empresas de Energia em Bom Despacho - Minas Gerais, 6.125%, 11/10/21		8,004,000	8,644,320
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)		7,508,000	7,395,380
Millicom International Cellular S.A., 4.75%, 5/22/20		300,000	295,500
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)		13,380,000	14,232,975
Oleoducto Central S.A., 4%, 5/07/21 (n)		11,358,000	11,346,642
Oleoducto Central S.A., 4%, 5/07/21		7,824,000	7,816,176
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)		4,105,000	3,242,950
Pacific Rubiales Energy Corp., 7.25%, 12/12/21		1,111,000	877,690
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)		5,929,000	4,194,768
Pacific Rubiales Energy Corp., 5.125%, 3/28/23		2,292,000	1,621,590
Pacific Rubiales Energy Corp., 5.625%, 1/19/25 (n)		10,752,000	7,526,400
Republic of Colombia, 6.125%, 1/18/41		3,276,000	3,832,920
Republic of Colombia, 5%, 6/15/45		16,823,000	16,991,230

			$109,484,581
Cote d’Ivoire - 1.1%
Republic of Cote d’Ivoire, 5.375%, 7/23/24 (n)		$16,679,000	$15,958,968
Republic of Cote d’Ivoire, 6.375%, 3/03/28 (n)		15,391,000	15,429,477
Republic of Cote d’Ivoire, 5.75%, 12/31/32		28,816,000	27,548,096

			$58,936,541
Croatia - 1.3%
Republic of Croatia, 6%, 1/26/24		$626,000	$684,969
Republic of Croatia, 6.625%, 7/14/20		9,256,000	10,306,001
Republic of Croatia, 6.375%, 3/24/21		11,833,000	13,045,883
Republic of Croatia, 5.5%, 4/04/23 (n)		9,874,000	10,481,745
Republic of Croatia, 6%, 1/26/24 (n)		19,877,000	21,749,413
Republic of Croatia, 3%, 3/11/25	EUR	12,372,000	13,414,295

			$69,682,306
Dominican Republic - 2.9%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)		$15,735,000	$15,722,491
Dominican Republic, 7.5%, 5/06/21 (n)		630,000	708,750
Dominican Republic, 7.5%, 5/06/21		19,258,000	21,665,250
Dominican Republic, 6.6%, 1/28/24 (n)		10,406,000	11,394,570
Dominican Republic, 5.875%, 4/18/24 (n)		20,093,000	21,298,580
Dominican Republic, 5.875%, 4/18/24		5,532,000	5,863,920
Dominican Republic, 5.5%, 1/27/25 (n)		16,556,000	17,094,070
Dominican Republic, 8.625%, 4/20/27		20,687,000	24,772,683
Dominican Republic, 7.45%, 4/30/44 (n)		14,105,000	15,868,125
Dominican Republic, 6.85%, 1/27/45 (n)		14,335,000	14,980,075

			$149,368,514
Ecuador - 0.3%
Republic of Ecuador, 10.5%, 3/24/20 (n)		$13,912,000	$15,024,960

El Salvador - 0.3%
Republic of El Salvador, 7.375%, 12/01/19 (n)		$1,916,000	$2,098,020
Republic of El Salvador, 7.375%, 12/01/19		500,000	547,500
Republic of El Salvador, 7.75%, 1/24/23		2,635,000	2,957,787
Republic of El Salvador, 6.375%, 1/18/27 (n)		8,501,000	8,649,767

			$14,253,074

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Ethiopia - 0.3%
Federal Republic of Ethiopia, 6.625%, 12/11/24 (n)	$14,019,000	$14,054,047

Gabon - 0.3%
Gabonese Republic, 6.375%, 12/12/24	$5,464,000	$5,515,908
Gabonese Republic, 6.375%, 12/12/24 (n)	8,468,000	8,548,446

		$14,064,354
Georgia - 0.1%
JSC Georgian Railway, 7.75%, 7/11/22 (n)	$1,303,000	$1,431,867
Republic of Georgia, 6.875%, 4/12/21 (n)	3,295,000	3,657,450

		$5,089,317
Guatemala - 1.2%
Cementos Progreso Trust Co., 7.125%, 11/06/23	$735,000	$793,800
Cementos Progreso Trust Co., 7.125%, 11/06/23 (n)	9,235,000	9,973,800
Central American Bottling Corp., 6.75%, 2/09/22 (n)	14,036,000	14,790,435
Comcel Trust, 6.875%, 2/06/24 (n)	13,301,000	14,265,322
Industrial Senior Trust, 5.5%, 11/01/22 (n)	12,273,000	12,095,041
Republic of Guatemala, 5.75%, 6/06/22 (n)	5,405,000	5,945,500
Republic of Guatemala, 4.875%, 2/13/28 (n)	5,076,000	5,234,625
Republic of Guatemala, 4.875%, 2/13/28	500,000	515,625

		$63,614,148
Honduras - 0.5%
Republic of Honduras, 8.75%, 12/16/20	$2,969,000	$3,384,660
Republic of Honduras, 8.75%, 12/16/20 (n)	7,777,000	8,865,780
Republic of Honduras, 7.5%, 3/15/24	11,518,000	12,453,838

		$24,704,278
Hong Kong - 0.2%
HPHT Finance (15) Ltd., 2.875%, 3/17/20 (n)	$9,214,000	$9,334,169

Hungary - 4.0%
Hungarian Development Bank, 6.25%, 10/21/20	$4,000,000	$4,525,000
Hungarian Development Bank, 6.25%, 10/21/20 (n)	13,985,000	15,820,531
Hungarian Export-Import Bank PLC, 4%, 1/30/20	5,448,000	5,543,340
Magyar Export-Import Bank PLC, 5.5%, 2/12/18 (n)	2,040,000	2,177,765
Magyar Export-Import Bank PLC, 5.5%, 2/12/18	10,091,000	10,772,465
Magyar Export-Import Bank PLC, 4%, 1/30/20 (n)	14,195,000	14,443,412
Republic of Hungary, 6.375%, 3/29/21	26,512,000	30,870,043
Republic of Hungary, 5.375%, 2/21/23	41,694,000	46,654,335
Republic of Hungary, 5.75%, 11/22/23	28,854,000	33,160,460
Republic of Hungary, 5.375%, 3/25/24	25,432,000	28,575,395
Republic of Hungary, 7.625%, 3/29/41	9,424,000	13,547,000

		$206,089,746
Iceland - 0.8%
Republic of Iceland, 5.875%, 5/11/22 (n)	$14,484,000	$16,782,423
Republic of Iceland, 5.875%, 5/11/22	22,973,000	26,618,516

		$43,400,939
India - 1.2%
Greenko Dutch B.V., 8%, 8/01/19 (n)	$17,631,000	$17,190,225
ONGC Videsh Ltd., 3.75%, 5/07/23	24,486,000	24,343,663
Reliance Industries Ltd., 4.125%, 1/28/25 (n)	11,640,000	11,815,985

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
India - continued
Reliance Industries Ltd., 4.875%, 2/10/45 (n)		$7,696,000	$7,310,800

			$60,660,673
Indonesia - 8.0%
Listrindo Capital B.V., 6.95%, 2/21/19 (n)		$5,886,000	$6,209,730
Listrindo Capital B.V., 6.95%, 2/21/19		6,391,000	6,742,505
Pertamina PT, 6%, 5/03/42		26,843,000	26,943,661
Pertamina PT, 5.625%, 5/20/43 (n)		11,768,000	11,371,418
Pertamina PT, 6.45%, 5/30/44 (n)		6,092,000	6,503,210
Pertamina PT, 6.45%, 5/30/44		10,400,000	11,102,000
PT Pelabuhan Indonesia III, 4.875%, 10/01/24 (n)		6,976,000	7,228,880
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/24 (n)		10,237,000	10,714,965
PT Perusahaan Listrik Negara, 5.25%, 10/24/42		19,644,000	18,563,580
Republic of Indonesia, 6.875%, 1/17/18		10,108,000	11,414,459
Republic of Indonesia, 11.625%, 3/04/19 (n)		599,000	798,168
Republic of Indonesia, 11.625%, 3/04/19		7,416,000	9,881,820
Republic of Indonesia, 7.875%, 4/15/19	IDR	93,347,000,000	7,266,123
Republic of Indonesia, 5.875%, 3/13/20 (n)		$2,081,000	2,356,733
Republic of Indonesia, 5.875%, 3/13/20		32,030,000	36,273,975
Republic of Indonesia, 4.875%, 5/05/21 (n)		35,749,000	38,966,410
Republic of Indonesia, 4.875%, 5/05/21		19,566,000	21,326,940
Republic of Indonesia, 3.75%, 4/25/22 (n)		11,897,000	12,120,069
Republic of Indonesia, 3.75%, 4/25/22		13,638,000	13,893,713
Republic of Indonesia, 3.375%, 4/15/23 (n)		1,462,000	1,430,933
Republic of Indonesia, 3.375%, 4/15/23		23,102,000	22,611,083
Republic of Indonesia, 5.375%, 10/17/23 (n)		29,922,000	33,400,432
Republic of Indonesia, 5.375%, 10/17/23		5,156,000	5,755,385
Republic of Indonesia, 5.875%, 1/15/24 (n)		11,981,000	13,763,174
Republic of Indonesia, 5.875%, 1/15/24		8,287,000	9,519,691
Republic of Indonesia, 4.125%, 1/15/25 (n)		15,950,000	16,249,062
Republic of Indonesia, 9%, 3/15/29	IDR	52,150,000,000	4,395,284
Republic of Indonesia, 8.5%, 10/12/35		$5,063,000	7,316,035
Republic of Indonesia, 4.625%, 4/15/43		9,361,000	9,080,170
Republic of Indonesia, 6.75%, 1/15/44 (n)		11,735,000	14,844,775
Republic of Indonesia, 5.125%, 1/15/45 (n)		14,490,000	14,888,475

			$412,932,858
Israel - 0.6%
B Communications Ltd., 7.375%, 2/15/21 (n)		$5,316,000	$5,678,551
Israel Chemicals Ltd., 4.5%, 12/02/24 (n)		11,339,000	11,765,346
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)		5,817,000	6,289,631
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)		5,254,000	6,204,711

			$29,938,239
Jamaica - 0.6%
Digicel Group Ltd., 8.25%, 9/30/20		$3,610,000	$3,723,354
Digicel Group Ltd., 8.25%, 9/30/20 (n)		3,822,000	3,942,011
Digicel Group Ltd., 6%, 4/15/21 (n)		2,638,000	2,560,733
Digicel Group Ltd., 7.125%, 4/01/22 (n)		4,440,000	4,204,125
Digicel Group Ltd., 6.75%, 3/01/23 (n)		2,653,000	2,614,531
Government of Jamaica, 7.625%, 7/09/25		11,165,000	12,448,975

			$29,493,729

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Kazakhstan - 4.0%
Development Bank of Kazakhstan, 4.125%, 12/10/22 (n)	$34,604,000	$31,936,032
Development Bank of Kazakhstan, 4.125%, 12/10/22	42,847,000	39,543,496
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 5/03/17	7,239,000	7,440,679
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 1/28/21	9,952,000	10,165,968
KazAgro National Management Holding, 4.625%, 5/24/23 (n)	24,112,000	22,463,221
KazAgro National Management Holding, 4.625%, 5/24/23	1,225,000	1,141,234
Kazakhstan Temir Zholy Co., 6.95%, 7/10/42 (n)	11,046,000	11,266,920
Kazakhstan Temir Zholy Co., 6.95%, 7/10/42	13,869,000	14,146,380
KazMunayGas National Co., 4.4%, 4/30/23	5,696,000	5,396,960
KazMunayGas National Co., 4.875%, 5/07/25	5,013,000	4,734,778
KazMunayGas National Co., 6%, 11/07/44 (n)	7,796,000	7,133,340
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19 (n)	12,343,000	11,756,707
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19	3,040,000	2,895,600
Republic of Kazakhstan, 3.875%, 10/14/24 (n)	7,915,000	7,657,762
Republic of Kazakhstan, 3.875%, 10/14/24	32,619,000	31,558,882

		$209,237,959
Kenya - 0.3%
Republic of Kenya, 6.875%, 6/24/24 (n)	$13,559,000	$14,304,745

Latvia - 0.1%
Republic of Latvia, 5.25%, 6/16/21	$4,721,000	$5,440,953

Lithuania - 0.5%
Republic of Lithuania, 6.125%, 3/09/21 (n)	$13,574,000	$16,051,255
Republic of Lithuania, 6.625%, 2/01/22 (n)	5,642,000	6,952,411
Republic of Lithuania, 6.625%, 2/01/22	800,000	985,808

		$23,989,474
Malaysia - 0.5%
Petronas Capital Ltd., 3.5%, 3/18/25 (n)	$11,968,000	$12,187,278
Petronas Capital Ltd., 4.5%, 3/18/45 (n)	11,876,000	12,120,218

		$24,307,496
Mexico - 13.7%
Alfa S.A.B de C.V., 5.25%, 3/25/24 (n)	$5,806,000	$6,284,995
Alfa S.A.B de C.V., 6.875%, 3/25/44 (n)	7,647,000	8,563,493
Alfa S.A.B de C.V., 6.875%, 3/25/44	310,000	347,153
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/24 (n)	16,813,000	16,728,935
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)	5,632,000	6,279,680
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	9,551,000	10,852,324
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22	14,765,000	16,776,731
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)	6,999,000	7,506,428
Comision Federal de Electricidad, 4.875%, 1/15/24	11,045,000	11,895,465
Comision Federal de Electricidad, 4.875%, 5/26/21 (n)	7,846,000	8,450,142
Comision Federal de Electricidad, 4.875%, 5/26/21	4,100,000	4,415,700
Comision Federal de Electricidad, 4.875%, 1/15/24 (n)	17,639,000	18,997,203
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	11,736,000	12,850,920
Comision Federal de Electricidad, 5.75%, 2/14/42	3,946,000	4,320,870
Controladora Mabe S.A. de C.V., 7.875%, 10/28/19	854,000	968,782
Elementia S.A. de C.V., 5.5%, 1/15/25	3,544,000	3,526,280
Elementia S.A. de C.V., 5.5%, 1/15/25 (n)	13,054,000	12,988,730
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17 (n)	2,932,000	2,877,758
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17	2,890,000	2,836,535
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21	13,158,000	12,134,308

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Mexico - continued
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)		$20,260,000	$17,676,850
Fomento Economico Mexicano S.A.B. de C.V., 2.875%, 5/10/23		2,200,000	2,108,370
Gruma S.A.B. de C.V., 4.875%, 12/01/24		2,244,000	2,385,372
Gruma S.A.B. de C.V., 4.875%, 12/01/24 (n)		12,298,000	13,072,774
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20 (n)		13,737,000	14,870,303
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20		2,984,000	3,230,180
Grupo KUO S.A.B de C.V., 6.25%, 12/04/22 (n)		9,232,000	9,532,040
Grupo KUO S.A.B de C.V., 6.25%, 12/04/22		5,749,000	5,935,843
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17 (n)		13,481,000	13,447,298
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17		1,600,000	1,596,000
Metalsa S.A. de C.V., 4.9%, 4/24/23		10,879,000	10,661,420
Mexichem S.A.B. de C.V., 6.75%, 9/19/42		9,645,000	10,537,163
Mexichem S.A.B. de C.V., 5.875%, 9/17/44 (n)		9,852,000	9,704,220
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)		14,974,000	16,097,050
Pemex Project Funding Master Trust, 6.625%, 6/15/35		9,273,000	10,450,671
Petroleos Mexicanos, 5.5%, 1/21/21		14,422,000	15,828,145
Petroleos Mexicanos, 3.5%, 1/30/23		11,467,000	11,079,989
Petroleos Mexicanos, 4.875%, 1/18/24		10,042,000	10,592,302
Petroleos Mexicanos, 4.25%, 1/15/25 (n)		9,267,000	9,322,602
Petroleos Mexicanos, 5.5%, 6/27/44 (n)		8,665,000	8,548,022
Petroleos Mexicanos, 6.375%, 1/23/45		6,063,000	6,675,363
Petroleos Mexicanos, 5.625%, 1/23/46 (n)		14,859,000	14,890,204
Petroleos Mexicanos, 5.625%, 1/23/46		12,873,000	12,900,033
Petroleos Mexicanos, FRN, 2.295%, 7/18/18		12,181,000	12,500,751
Red de Carreteras de Occidente SAPIB de C.V., 9%, 6/10/28 (n)	MXN	312,510,000	19,804,216
Southern Copper Corp., 6.75%, 4/16/40		$3,608,000	3,896,658
Southern Copper Corp., 5.875%, 4/23/45		13,156,000	12,936,295
United Mexican States, 3.625%, 3/15/22		116,124,000	119,898,030
United Mexican States, 4%, 10/02/23		84,084,000	88,372,284
United Mexican States, 3.6%, 1/30/25		28,639,000	29,039,946
United Mexican States, 6.05%, 1/11/40		4,548,000	5,508,765
United Mexican States, 4.6%, 1/23/46		3,184,000	3,172,060
United Mexican States, 5.75%, 10/12/10		3,527,000	3,756,255
United Mexican States, 4%, 3/15/15	EUR	7,791,000	8,739,375

			$708,369,281
Morocco - 0.7%
Office Cherifien des Phosphates, 4.5%, 10/22/25 (z)		$21,124,000	$20,411,065
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)		14,420,000	15,829,555

			$36,240,620
Nigeria - 0.5%
Afren PLC, 15%, 4/25/16		$10,641,871	$10,056,568
Afren PLC, 10.25%, 4/08/19 (a)(n)(d)		8,067,000	3,468,810
Afren PLC, 10.25%, 4/08/19 (a)(d)		400,000	172,000
Afren PLC, 6.625%, 12/09/20 (a)(n)		3,859,000	1,659,370
Republic of Nigeria, 6.375%, 7/12/23		9,799,000	10,308,548

			$25,665,296
Panama - 1.1%
Panama Canal Railway Co., 7%, 11/01/26		$4,874,590	$4,825,844
Panama Canal Railway Co., 7%, 11/01/26 (n)		1,033,350	1,023,016
Republic of Panama, 5.2%, 1/30/20		6,928,000	7,742,040
Republic of Panama, 4%, 9/22/24		8,748,000	9,054,180
Republic of Panama, 3.75%, 3/16/25		11,752,000	11,898,900

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Panama - continued
Republic of Panama, 7.125%, 1/29/26	$4,373,000	$5,663,035
Republic of Panama, 8.875%, 9/30/27	5,232,000	7,599,480
Republic of Panama, 9.375%, 4/01/29	5,304,000	8,068,710
Republic of Panama, 6.7%, 1/26/36	3,005,000	3,883,963

		$59,759,168
Paraguay - 0.9%
Republic of Paraguay, 4.625%, 1/25/23 (n)	$6,139,000	$6,323,170
Republic of Paraguay, 4.625%, 1/25/23	8,302,000	8,551,060
Republic of Paraguay, 6.1%, 8/11/44 (n)	13,144,000	14,195,520
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22 (n)	13,819,000	14,423,581
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22	1,577,000	1,645,994

		$45,139,325
Peru - 3.3%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)	$8,825,000	$9,652,344
Banco de Credito del Peru, FRN, 6.125%, 4/24/27	1,580,000	1,728,125
BBVA Banco Continental S.A., 5%, 8/26/22	986,000	1,057,485
BBVA Banco Continental S.A., 5%, 8/26/22 (n)	4,860,000	5,212,350
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/22 (n)	14,672,000	15,669,696
Corporacion Financiera de Desarrollo S.A., FRN, 5.25%, 7/15/29 (n)	13,478,000	14,118,205
Corporacion Lindley S.A., 6.75%, 11/23/21 (n)	5,198,000	5,769,780
Corporacion Lindley S.A., 6.75%, 11/23/21	4,902,000	5,441,220
Corporacion Lindley S.A., 4.625%, 4/12/23 (n)	7,079,000	6,902,025
El Fondo Mivivienda S.A., 3.5%, 1/31/23 (n)	6,628,000	6,541,836
El Fondo Mivivienda S.A., 3.5%, 1/31/23	12,487,000	12,324,669
Gas Natural de Lima y Callao S.A., 4.375%, 4/01/23	3,396,000	3,459,675
IIRSA Norte Finance Ltd., 8.75%, 5/30/24	2,457,375	2,983,253
IIRSA Norte Finance Ltd., 8.75%, 5/30/24 (n)	149,595	181,608
Inkia Energy Ltd., 8.375%, 4/04/21	12,410,000	13,340,750
InRetail Consumer, 5.25%, 10/10/21 (n)	5,039,000	5,177,572
Republic of Peru, 7.35%, 7/21/25	6,423,000	8,687,108
Republic of Peru, 5.625%, 11/18/50	8,314,000	9,997,585
San Miguel Industrias PET S.A., 7.75%, 11/06/20 (n)	10,717,000	11,440,398
Transport de Gas Peru, 4.25%, 4/30/28 (n)	14,310,000	14,517,495
Union Andina de Cementos S.A.A., 5.875%, 10/30/21	2,548,000	2,592,590
Union Andina de Cementos S.A.A., 5.875%, 10/30/21 (n)	13,926,000	14,169,705

		$170,965,474
Philippines - 2.4%
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24 (n)	$2,347,000	$3,162,583
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24	11,410,000	15,374,975
Republic of Philippines, 6.375%, 1/15/32	21,250,000	28,793,750
Republic of Philippines, 6.375%, 10/23/34	23,543,000	32,901,343
Republic of Philippines, 3.95%, 1/20/40	42,726,000	45,161,382

		$125,394,033
Poland - 0.7%
Eileme 2 AB, 11.625%, 1/31/20 (n)	$4,489,000	$5,025,435
PKO Finance AB, 4.63%, 9/26/22 (n)	6,475,000	6,912,062
Republic of Poland, 5.125%, 4/21/21	10,018,000	11,432,942
Republic of Poland, 5%, 3/23/22	9,756,000	11,129,157

		$34,499,596

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Qatar - 0.3%
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 9/30/20		$2,718,607	$2,929,299
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.838%, 9/30/27		4,952,000	5,707,180
Ras Laffan Liquefied Natural Gas Co. Ltd., 6.332%, 9/30/27		4,904,000	5,854,150

			$14,490,629
Romania - 0.9%
Republic of Romania, 6.75%, 2/07/22 (n)		$6,568,000	$7,898,020
Republic of Romania, 6.75%, 2/07/22		6,214,000	7,472,335
Republic of Romania, 4.375%, 8/22/23 (n)		12,378,000	13,120,680
Republic of Romania, 4.375%, 8/22/23		4,370,000	4,632,200
Republic of Romania, 4.875%, 1/22/24 (n)		4,362,000	4,792,748
Republic of Romania, 6.125%, 1/22/44 (n)		5,126,000	6,411,601

			$44,327,584
Russia - 5.9%
EuroChem Global Investments Ltd., 5.125%, 12/12/17		$5,315,000	$5,221,988
Gaz Capital S.A., 4.95%, 7/19/22		5,489,000	5,091,048
Gaz Capital S.A., 4.95%, 2/06/28 (n)		7,112,000	6,202,702
Gaz Capital S.A., 4.95%, 2/06/28		12,062,000	10,519,825
Gaz Capital S.A., 7.288%, 8/16/37		6,113,000	6,213,865
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)		11,292,000	10,049,880
LUKOIL International Finance B.V., 4.563%, 4/24/23		7,035,000	6,261,150
Mobile Telesystems International Funding Ltd., 5%, 5/30/23		3,423,000	3,065,296
Mobile TeleSystems OJSC, 8.625%, 6/22/20		7,382,000	8,018,624
MTS International Funding Ltd., 5%, 5/30/23 (n)		6,344,000	5,681,052
Russian Federation, 5%, 4/29/20 (n)		22,100,000	22,486,750
Russian Federation, 5%, 4/29/20		17,100,000	17,399,250
Russian Federation, 4.5%, 4/04/22		70,400,000	68,451,328
Russian Federation, 4.875%, 9/16/23 (n)		15,200,000	14,896,000
Russian Federation, 4.875%, 9/16/23		68,200,000	66,836,000
Russian Federation, 7.5%, 3/31/30		24,256,739	28,373,836
Russian Federation, 5.875%, 9/16/43 (n)		5,400,000	5,314,950
Russian Federation, 5.875%, 9/16/43		1,000,000	984,250
VimpelCom Ltd., 7.504%, 3/01/22		12,160,000	12,038,400

			$303,106,194
Serbia - 0.6%
Republic of Serbia, 6.75%, 11/01/24		$31,293,262	$31,778,308

Singapore - 0.1%
DBS Bank Ltd., 3.625% to 9/21/17, FRN to 9/21/22 (n)		$6,565,000	$6,803,868
DBS Bank Ltd., 3.625% to 9/21/2017, FRN to 9/21/22		450,000	466,373

			$7,270,241
South Africa - 1.2%
Eskom Holdings SOC Ltd., 5.75%, 1/26/21		$5,366,000	$5,344,536
Eskom Holdings SOC Ltd., 6.75%, 8/06/23		5,048,000	5,225,084
Eskom Holdings SOC Ltd., 7.125%, 2/11/25 (n)		26,157,000	27,273,904
Republic of South Africa, 6.875%, 5/27/19		4,545,000	5,213,115
Republic of South Africa, 5.875%, 9/16/25		8,347,000	9,511,407
Republic of South Africa, 3.75%, 7/24/26	EUR	6,071,000	7,362,167

			$59,930,213
Sri Lanka - 0.3%
National Savings Bank, 8.875%, 9/18/18 (n)		$767,000	$832,195
National Savings Bank, 8.875%, 9/18/18		1,945,000	2,110,325

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Sri Lanka - continued
Republic of Sri Lanka, 6.25%, 10/04/20 (n)	$2,677,000	$2,770,695
Republic of Sri Lanka, 6.25%, 10/04/20	5,958,000	6,166,530
Republic of Sri Lanka, 6.25%, 7/27/21	3,571,000	3,695,985

		$15,575,730
Trinidad & Tobago - 0.8%
Consolidated Energy Finance S.A., 6.75%, 10/15/19 (n)	$15,994,000	$16,313,880
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 8/14/19	10,737,000	12,862,926
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 5/08/22	9,609,375	10,245,996

		$39,422,802
Tunisia - 0.3%
Banque Centrale de Tunisie, 5.75%, 1/30/25 (n)	$13,920,000	$14,372,400

Turkey - 6.3%
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.375%, 11/01/22	$5,412,000	$4,776,090
Export Credit Bank of Turkey A.S., 5%, 9/23/21 (n)	16,213,000	16,334,922
Export Credit Bank of Turkey A.S., 5%, 9/23/21	8,441,000	8,504,476
Republic of Turkey, 7.5%, 11/07/19	17,725,000	20,612,403
Republic of Turkey, 7%, 6/05/20	26,106,000	30,071,501
Republic of Turkey, 5.625%, 3/30/21	29,246,000	31,904,461
Republic of Turkey, 5.125%, 3/25/22	20,907,000	22,135,286
Republic of Turkey, 6.25%, 9/26/22	13,962,000	15,777,060
Republic of Turkey, 3.25%, 3/23/23	3,820,000	3,594,047
Republic of Turkey, 5.75%, 3/22/24	27,281,000	30,064,753
Republic of Turkey, 7.375%, 2/05/25	44,087,000	54,171,901
Republic of Turkey, 4.25%, 4/14/26	11,319,000	11,002,521
Republic of Turkey, 6%, 1/14/41	21,513,000	23,890,187
Republic of Turkey, 4.875%, 4/16/43	14,069,000	13,576,585
Republic of Turkey, 6.625%, 2/17/45	13,424,000	16,243,040
Turk Telekomunikasyon A.S., 4.875%, 6/19/24	10,213,000	10,214,226
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 4/24/19 (n)	1,408,000	1,487,904
Turkiye Vakiflar Bankasi T.A.O., 6.875% to 2/03/20, FRN to 2/03/25 (n)	12,773,000	12,645,270

		$327,006,633
United Arab Emirates - 0.1%
Topaz Marine S.A., 8.625%, 11/01/18 (n)	$8,432,000	$8,010,400

Uruguay - 1.2%
Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)	$15,162,000	$14,707,140
Oriental Republic of Uruguay, 4.5%, 8/14/24	35,871,233	38,561,575
Oriental Republic of Uruguay, 5.1%, 6/18/50	7,441,000	7,574,960

		$60,843,675
Venezuela - 3.0%
Republic of Venezuela, 7%, 12/01/18	$2,681,000	$1,327,095
Republic of Venezuela, 7.75%, 10/13/19	34,944,000	16,161,600
Republic of Venezuela, 9%, 5/07/23	6,083,000	2,767,765
Republic of Venezuela, 8.25%, 10/13/24	20,902,000	9,144,625
Republic of Venezuela, 7.65%, 4/21/25	23,253,000	9,940,658
Republic of Venezuela, 11.75%, 10/21/26	22,968,000	11,656,260
Republic of Venezuela, 9.25%, 9/15/27	74,038,000	36,278,620
Republic of Venezuela, 11.95%, 8/05/31	49,907,000	25,203,035
Republic of Venezuela, 7%, 3/31/38	104,251,000	42,482,283

		$154,961,941

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Vietnam - 0.4%
Republic of Vietnam, 6.75%, 1/29/20	$5,555,000	$6,270,206
Socialist Republic of Vietnam, 4.8%, 11/19/24 (n)	11,993,000	12,502,702

		$18,772,908
Zambia - 0.3%
Republic of Zambia, 8.5%, 4/14/24	$15,174,000	$16,435,263
Total Bonds		$4,653,969,694

Loans - 0.1%
Brazil - 0.1%
State of Santa Catarina, 4%, 12/27/22	6,185,805	$5,872,185
Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Call Options Purchased - 0.0%
USD Currency - May 2015 @ EUR 0.9592	$51,321,920	$19,656
USD Currency - June 2015 @ EUR 0.9524	49,482,300	122,964
Total Call Options Purchased		$142,620
Issuer	Shares/Par
Money Market Funds - 9.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	464,675,610	$464,675,610
Total Investments		$5,124,660,109

Other Assets, Less Liabilities - 0.8%		43,328,090
Net Assets - 100.0%		$5,167,988,199

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,895,361,301 representing 36.7% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Office Cherifien des Phosphates, 4.5%, 10/22/25	4/15/15	$20,863,599	$20,411,065
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

CLN	Credit-Linked Note
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee

Portfolio of Investments (unaudited) – continued

MXN	Mexican Peso
PLN	Polish Zloty
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 4/30/15

Forward Foreign Currency Exchange Contracts at 4/30/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Deutsche Bank AG	24,294,000	6/02/15	$7,722,187	$7,983,995	$261,808
BUY	CLP	Barclays Bank PLC	5,176,592,000	5/22/15	8,389,938	8,449,234	59,296
BUY	CLP	JPMorgan Chase Bank N.A.	5,928,563,000	5/22/15-6/17/15	9,580,008	9,664,276	84,268
BUY	CLP	Morgan Stanley Capital Services, Inc.	6,636,555,000	5/22/15-6/17/15	10,723,259	10,812,372	89,113
BUY	EUR	Goldman Sachs International	19,766,000	6/26/15-7/10/15	21,784,199	22,212,841	428,642
BUY	EUR	JPMorgan Chase Bank N.A.	23,563,000	6/26/15	25,749,222	26,475,657	726,435
SELL	MXN	Barclays Bank PLC	33,774,000	7/10/15	2,204,264	2,191,123	13,141
SELL	ZAR	Deutsche Bank AG	61,770,000	7/10/15	5,193,157	5,136,364	56,793

							$1,719,496

Liability Derivatives
SELL	AUD	Deutsche Bank AG	10,246,000	7/10/15	$7,798,231	$8,078,448	$(280,217)
SELL	BRL	Goldman Sachs International	24,809,000	6/02/15	7,889,649	8,153,245	(263,596)
SELL	EUR	Credit Suisse Group	31,708,650	7/10/15	34,476,181	35,634,938	(1,158,757)
SELL	EUR	Goldman Sachs International	19,505,747	7/10/15	21,149,979	21,921,024	(771,045)
SELL	EUR	JPMorgan Chase Bank N.A.	24,427,281	7/10/15	26,473,847	27,451,961	(978,114)
SELL	IDR	Barclays Bank PLC	9,935,222,000	5/11/15	765,425	765,598	(173)
SELL	IDR	JPMorgan Chase Bank N.A.	73,196,364,000	5/11/15	5,600,334	5,640,438	(40,104)
BUY	INR	Deutsche Bank AG	1,603,710,000	5/11/15	25,622,464	25,215,283	(407,181)
BUY	INR	JPMorgan Chase Bank N.A.	590,000,000	5/26/15	9,376,987	9,244,977	(132,010)
BUY	MXN	Barclays Bank PLC	33,795,000	7/10/15	2,205,633	2,192,485	(13,148)
BUY	MXN	JPMorgan Chase Bank N.A.	247,410,325	7/10/15	16,501,172	16,050,996	(450,176)
SELL	PLN	Goldman Sachs International	1,467,000	7/10/15	394,094	406,614	(12,520)
BUY	TRY	JPMorgan Chase Bank N.A.	20,128,000	7/10/15	7,595,758	7,386,375	(209,383)
SELL	TRY	Goldman Sachs International	19,471,000	7/10/15	7,075,355	7,145,276	(69,921)
BUY	ZAR	JPMorgan Chase Bank N.A.	174,666,000	7/10/15	14,528,260	14,524,011	(4,249)
SELL	ZAR	Deutsche Bank AG	21,451,000	7/10/15	1,764,264	1,783,716	(19,452)
SELL	ZAR	JPMorgan Chase Bank N.A.	28,335,000	7/10/15	2,330,593	2,356,142	(25,549)

							$(4,835,595)

Swap Agreements at 4/30/15

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swap Agreements
6/20/20	USD	8,542,000	Barclays Bank PLC (a)	1.00% (fixed rate)	(1)	$(527,275)
6/20/20	USD	1,319,000	Deutsche Bank AG (b)	1.00% (fixed rate)	(1)	(81,419)
6/20/20	USD	23,661,000	Goldman Sachs International (c)	1.00% (fixed rate)	(1)	(1,460,531)

						$(2,069,225)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Federal Republic of Brazil, 4.25%, 1/07/25, a BBB rated bond. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $746,679.

(b)	Net unamortized premiums received by the fund amounted to $115,297.

(c)	Net unamortized premiums received by the fund amounted to $2,068,271.

Portfolio of Investments (unaudited) – continued

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

At April 30, 2015, the fund had cash collateral of $2,411,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

4/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of April 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$3,537,470,016	$—	$3,537,470,016
Foreign Bonds	—	1,122,371,863	—	1,122,371,863
Purchased Currency Options	—	142,620	—	142,620
Mutual Funds	464,675,610	—	—	464,675,610
Total Investments	$464,675,610	$4,659,984,499	$—	$5,124,660,109

Other Financial Instruments
Swap Agreements	$—	$(2,069,225)	$—	$(2,069,225)
Forward Foreign Currency Exchange Contracts	—	(3,116,099)	—	(3,116,099)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,028,529,770
Gross unrealized appreciation	230,999,164
Gross unrealized depreciation	(134,868,825)
Net unrealized appreciation (depreciation)	$96,130,339

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	670,801,882	1,331,698,501	(1,537,824,773)	464,675,610

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$404,017	$464,675,610

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2015, are as follows:

Mexico	13.9%
Indonesia	8.1%
United States	7.9%
Turkey	6.4%
Russia	5.9%
Brazil	5.5%
Kazakhstan	4.1%
Hungary	4.0%
Chile	3.7%
Other Countries	40.5%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: June 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: June 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2015

*	Print name and title of each signing officer under his or her signature.